Eaton Vance

Short Duration High Income Fund

January 31, 2020 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2020, the value of the Fund’s investment in the Portfolio was $58,607,831 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short Duration High Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 82.6%
Security		Principal Amount* (000's omitted)	Value
________________________________________________________________________________________________________
Aerospace — 3.5%
________________________________________________________________________________________________________
Bombardier, Inc., 6.00%, 10/15/22(1)		550	$540,375
Bombardier, Inc., 6.125%, 1/15/23(1)		1,000	989,015
TransDigm, Inc., 6.50%, 7/15/24		500	517,197
________________________________________________________________________________________________________
			$2,046,587
________________________________________________________________________________________________________
Air Transportation — 2.0%
________________________________________________________________________________________________________
Air Canada, 7.75%, 4/15/21(1)		500	$531,450
American Airlines Group, Inc., 5.00%, 6/1/22(1)		300	312,000
United Airlines Holdings, Inc., 4.25%, 10/1/22		65	67,376
United Airlines Holdings, Inc., 6.00%, 12/1/20		250	257,600
________________________________________________________________________________________________________
			$1,168,426
________________________________________________________________________________________________________
Automotive & Auto Parts — 2.0%
________________________________________________________________________________________________________
Fiat Chrysler Automobiles N.V., 4.50%, 4/15/20		500	$502,107
Ford Motor Credit Co., LLC, 5.875%, 8/2/21		250	262,529
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		420	421,596
________________________________________________________________________________________________________
			$1,186,232
________________________________________________________________________________________________________
Banking & Thrifts — 1.8%
________________________________________________________________________________________________________
Ally Financial, Inc., 4.625%, 5/19/22		500	$526,563
CIT Group, Inc., 5.00%, 8/15/22		500	532,496
________________________________________________________________________________________________________
			$1,059,059
________________________________________________________________________________________________________
Broadcasting — 2.2%
________________________________________________________________________________________________________
iHeartCommunications, Inc., 6.375%, 5/1/26		7	$7,882
iHeartCommunications, Inc., 8.375%, 5/1/27		20	21,626
Netflix, Inc., 5.50%, 2/15/22		500	529,425
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)		750	761,395
________________________________________________________________________________________________________
			$1,320,328
________________________________________________________________________________________________________
Building Materials — 2.1%
________________________________________________________________________________________________________
Builders FirstSource, Inc., 5.625%, 9/1/24(1)		55	$57,315
Core & Main Holdings, L.P., 8.625%, (8.625% Cash or 9.375% PIK), 9/15/24(1)(2)		400	418,166
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		300	281,343
WESCO Distribution, Inc., 5.375%, 12/15/21		500	503,410
________________________________________________________________________________________________________
			$1,260,234
________________________________________________________________________________________________________
Cable & Satellite TV — 3.7%
________________________________________________________________________________________________________
DISH DBS Corp., 5.00%, 3/15/23		588	$598,296
DISH DBS Corp., 5.125%, 5/1/20		250	251,645
DISH DBS Corp., 5.875%, 7/15/22		850	894,013
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)		400	410,442
________________________________________________________________________________________________________
			$2,154,396
________________________________________________________________________________________________________
Capital Goods — 1.2%
________________________________________________________________________________________________________
Griffon Corp., 5.25%, 3/1/22		686	$686,942
________________________________________________________________________________________________________
			$686,942
________________________________________________________________________________________________________
Chemicals — 1.0%
________________________________________________________________________________________________________
Compass Minerals International, Inc., 4.875%, 7/15/24(1)		75	$74,750
W.R. Grace & Co., 5.125%, 10/1/21(1)		500	520,350
________________________________________________________________________________________________________
			$595,100
________________________________________________________________________________________________________
Consumer Products — 0.8%
________________________________________________________________________________________________________
Mattel, Inc., 3.15%, 3/15/23		500	$496,458
________________________________________________________________________________________________________
			$496,458
________________________________________________________________________________________________________
Containers — 0.4%
________________________________________________________________________________________________________
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		250	$256,459
________________________________________________________________________________________________________
			$256,459
________________________________________________________________________________________________________
Diversified Financial Services — 5.5%
________________________________________________________________________________________________________
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(1)		250	$272,746
DAE Funding, LLC, 5.25%, 11/15/21(1)		705	734,786
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		750	764,460
Navient Corp., 6.50%, 6/15/22		500	532,500
Navient Corp., 8.00%, 3/25/20		83	83,723
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)		215	230,595
Springleaf Finance Corp., 5.625%, 3/15/23		550	589,875
________________________________________________________________________________________________________
			$3,208,685
________________________________________________________________________________________________________
Diversified Media — 1.3%
________________________________________________________________________________________________________
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)		750	$755,085
________________________________________________________________________________________________________
			$755,085
________________________________________________________________________________________________________
Energy — 9.6%
________________________________________________________________________________________________________
Antero Resources Corp., 5.375%, 11/1/21		750	$717,615
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)		585	574,759
CITGO Petroleum Corp., 6.25%, 8/15/22(1)		500	506,878
CVR Energy, Inc., 5.25%, 2/15/25(1)		300	297,150
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)		950	900,505
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.00%, 12/1/24(1)		300	273,874
Laredo Petroleum, Inc., 9.50%, 1/15/25		37	33,716
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)		25	26,060
Precision Drilling Corp., 6.50%, 12/15/21		258	257,973
SM Energy Co., 6.125%, 11/15/22		650	645,328
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23		65	66,896
Tervita Corp., 7.625%, 12/1/21(1)		923	941,229
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)		63	64,113
Transocean, Inc., 8.375%, 12/15/21		300	311,370
________________________________________________________________________________________________________
			$5,617,466
________________________________________________________________________________________________________
Environmental — 1.3%
________________________________________________________________________________________________________
GFL Environmental, Inc., 5.375%, 3/1/23(1)		250	$255,937
GFL Environmental, Inc., 5.625%, 5/1/22(1)		500	506,406
________________________________________________________________________________________________________
			$762,343
________________________________________________________________________________________________________
Food & Drug Retail — 3.5%
________________________________________________________________________________________________________
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 3.50%, 2/15/23(1)(3)		500	$510,090
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(1)		300	332,812
Safeway, Inc., 3.95%, 8/15/20		422	424,274
Safeway, Inc., 4.75%, 12/1/21		759	780,176
________________________________________________________________________________________________________
			$2,047,352
________________________________________________________________________________________________________
Gaming — 3.3%
________________________________________________________________________________________________________
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$30,687
MGM Resorts International, 6.00%, 3/15/23		500	549,643
Studio City Co., Ltd., 7.25%, 11/30/21(1)		750	765,937
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23		530	573,839
________________________________________________________________________________________________________
			$1,920,106
________________________________________________________________________________________________________
Healthcare — 7.4%
________________________________________________________________________________________________________
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)		104	$104,563
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)		500	509,905
Centene Corp., 4.75%, 5/15/22		500	509,659
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(2)		335	339,185
Eagle Holding Co. II, LLC, 7.75%, (7.75% Cash or 8.50% PIK), 5/15/22(1)(2)		187	189,203
Grifols SA, 1.625%, 2/15/25(4)	EUR	505	567,771
HCA, Inc., 5.875%, 5/1/23		400	440,666
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)		322	330,198
Tenet Healthcare Corp., 8.125%, 4/1/22		1,220	1,335,070
________________________________________________________________________________________________________
			$4,326,220
________________________________________________________________________________________________________
Homebuilders & Real Estate — 5.0%
________________________________________________________________________________________________________
Consus Real Estate AG, 9.625%, 5/15/24(4)	EUR	550	$683,968
Ellaktor Value PLC, 6.375%, 12/15/24(4)	EUR	461	524,647
iStar, Inc., 5.25%, 9/15/22		300	307,031
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		338	344,900
Starwood Property Trust, Inc., 3.625%, 2/1/21		500	501,675
Vivion Investments S.a.r.l., 3.00%, 8/8/24(4)	EUR	500	578,270
________________________________________________________________________________________________________
			$2,940,491
________________________________________________________________________________________________________
Leisure — 0.9%
________________________________________________________________________________________________________
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		500	$514,793
________________________________________________________________________________________________________
			$514,793
________________________________________________________________________________________________________
Metals & Mining — 3.1%
________________________________________________________________________________________________________
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		700	$694,897
Freeport-McMoRan, Inc., 3.875%, 3/15/23		250	255,521
Hecla Mining Co., 6.875%, 5/1/21		581	581,145
New Gold, Inc., 6.25%, 11/15/22(1)		293	294,280
________________________________________________________________________________________________________
			$1,825,843
________________________________________________________________________________________________________
Railroad — 1.5%
________________________________________________________________________________________________________
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)		885	$897,536
________________________________________________________________________________________________________
			$897,536
________________________________________________________________________________________________________
Restaurant — 0.9%
________________________________________________________________________________________________________
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)		500	$511,668
________________________________________________________________________________________________________
			$511,668
________________________________________________________________________________________________________
Services — 2.0%
________________________________________________________________________________________________________
ADT Security Corp. (The), 3.50%, 7/15/22		250	$254,135
Hertz Corp. (The), 6.25%, 10/15/22		250	253,123
Laureate Education, Inc., 8.25%, 5/1/25(1)		549	589,484
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)		69	72,407
________________________________________________________________________________________________________
			$1,169,149
________________________________________________________________________________________________________
Steel — 0.9%
________________________________________________________________________________________________________
Allegheny Ludlum, LLC, 6.95%, 12/15/25		100	$106,411
Allegheny Technologies, Inc., 7.875%, 8/15/23		263	288,586
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		113	114,931
________________________________________________________________________________________________________
			$509,928
________________________________________________________________________________________________________
Super Retail — 0.9%
________________________________________________________________________________________________________
Penske Automotive Group, Inc., 3.75%, 8/15/20		500	$503,631
________________________________________________________________________________________________________
			$503,631
________________________________________________________________________________________________________
Technology — 3.1%
________________________________________________________________________________________________________
Alliance Data Systems Corp., 4.75%, 12/15/24(1)		297	$296,866
CommScope, Inc., 5.00%, 6/15/21(1)		115	115,334
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)		500	505,375
EIG Investors Corp., 10.875%, 2/1/24		825	854,217
PTC, Inc., 3.625%, 2/15/25(1)(3)		45	45,450
Riverbed Technology, Inc., 8.875%, 3/1/23(1)		42	27,090
________________________________________________________________________________________________________
			$1,844,332
________________________________________________________________________________________________________
Telecommunications — 8.1%
________________________________________________________________________________________________________
Altice Financing SA, 2.25%, 1/15/25(4)	EUR	157	$171,086
Altice France SA, 2.50%, 1/15/25(4)	EUR	600	666,261
Digicel, Ltd., 6.00%, 4/15/21(1)		548	435,200
Hughes Satellite Systems Corp., 7.625%, 6/15/21		250	267,780
Level 3 Financing, Inc., 5.375%, 8/15/22		420	421,785
Qwest Corp., 6.75%, 12/1/21		500	536,095
SBA Communications Corp., 4.00%, 10/1/22		75	76,499
Sprint Communications, Inc., 6.00%, 11/15/22		1,100	1,137,708
Sprint Communications, Inc., 7.00%, 8/15/20		375	382,069
Sprint Corp., 7.25%, 9/15/21		625	656,606
________________________________________________________________________________________________________
			$4,751,089
________________________________________________________________________________________________________
Transport Excluding Air & Rail — 1.1%
________________________________________________________________________________________________________
XPO Logistics, Inc., 6.125%, 9/1/23(1)		350	$362,542
XPO Logistics, Inc., 6.50%, 6/15/22(1)		250	254,820
________________________________________________________________________________________________________
			$617,362
________________________________________________________________________________________________________
Utility — 2.5%
________________________________________________________________________________________________________
AES Corp. (The), 4.00%, 3/15/21		570	$577,980
AES Corp. (The), 4.875%, 5/15/23		430	436,272
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)		350	360,626
Vistra Energy Corp., 5.875%, 6/1/23		100	102,001
________________________________________________________________________________________________________
			$1,476,879
________________________________________________________________________________________________________
Total Corporate Bonds & Notes (identified cost $47,984,017)			$48,430,179
________________________________________________________________________________________________________
Senior Floating-Rate Loans — 13.9%(5)
Borrower/Tranche Description		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Broadcasting — 0.2%
________________________________________________________________________________________________________
iHeartCommunications, Inc., Term Loan, Maturing 5/1/26(6)		$70	$70,507
iHeartCommunications, Inc., Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing 5/1/26		31	31,053
________________________________________________________________________________________________________
			$101,560
________________________________________________________________________________________________________
Containers — 1.2%
________________________________________________________________________________________________________
Reynolds Group Holdings, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/23		$692	$694,124
________________________________________________________________________________________________________
			$694,124
________________________________________________________________________________________________________
Diversified Financial Services — 0.1%
________________________________________________________________________________________________________
BellRing Brands, LLC, Term Loan, Maturing 10/21/24(6)		$50	$50,428
________________________________________________________________________________________________________
			$50,428
________________________________________________________________________________________________________
Energy — 0.3%
________________________________________________________________________________________________________
Chesapeake Energy Corporation, Term Loan, 9.93%, (3 mo. USD LIBOR + 8.00%), Maturing 6/24/24		$166	$166,208
________________________________________________________________________________________________________
			$166,208
________________________________________________________________________________________________________
Food, Beverage & Tobacco — 1.0%
________________________________________________________________________________________________________
US Foods, Inc., Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 6/27/23		$592	$594,965
________________________________________________________________________________________________________
			$594,965
________________________________________________________________________________________________________
Gaming — 3.2%
________________________________________________________________________________________________________
CCM Merger, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing 8/8/21		$851	$854,764
GLP Financing, LLC, Term Loan, 3.28%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21		544	541,521
Playtika Holding Corp., Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing 12/10/24		387	391,233
Spectacle Gary Holdings, LLC, Term Loan, 0.50%, Maturing 12/23/25(7)		6	6,101
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25		80	84,199
________________________________________________________________________________________________________
			$1,877,818
________________________________________________________________________________________________________
Insurance — 1.6%
________________________________________________________________________________________________________
Asurion, LLC, Term Loan - Second Lien, 8.15%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25		$950	$964,012
________________________________________________________________________________________________________
			$964,012
________________________________________________________________________________________________________
Services — 1.9%
________________________________________________________________________________________________________
AlixPartners, LLP, Term Loan, 4.15%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24		$486	$488,560
KAR Auction Services, Inc., Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing 9/19/26		599	604,204
________________________________________________________________________________________________________
			$1,092,764
________________________________________________________________________________________________________
Super Retail — 0.2%
________________________________________________________________________________________________________
PetSmart, Inc., Term Loan, Maturing 3/11/22(6)		$93	$92,932
________________________________________________________________________________________________________
			$92,932
________________________________________________________________________________________________________
Technology — 2.1%
________________________________________________________________________________________________________
EIG Investors Corp., Term Loan, 5.67%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23		$408	$407,594
Infor (US), Inc., Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing 2/1/22		657	662,300
SS&C Technologies, Inc., Term Loan, 3.40%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25		167	167,571
________________________________________________________________________________________________________
			$1,237,465
________________________________________________________________________________________________________
Telecommunications — 2.1%
________________________________________________________________________________________________________
CenturyLink, Inc., Term Loan, Maturing 11/1/22(6)		$750	$752,109
Zayo Group, LLC, Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing 1/19/21		495	495,795
________________________________________________________________________________________________________
			$1,247,904
________________________________________________________________________________________________________
Total Senior Floating-Rate Loans (identified cost $8,049,454)			$8,120,180
________________________________________________________________________________________________________
Convertible Bonds — 0.9%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Technology — 0.4%
________________________________________________________________________________________________________
Rovi Corp., 0.50%, 3/1/20		$264	$262,685
________________________________________________________________________________________________________
			$262,685
________________________________________________________________________________________________________
Utility — 0.5%
________________________________________________________________________________________________________
Pattern Energy Group, Inc., 4.00%, 7/15/20		$270	$273,602
________________________________________________________________________________________________________
			$273,602
________________________________________________________________________________________________________
Total Convertible Bonds (identified cost $533,759)			$536,287
________________________________________________________________________________________________________
Commercial Mortgage-Backed Securities — 1.3%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(11)		$795	$764,369
________________________________________________________________________________________________________
Total Commercial Mortgage-Backed Securities
(identified cost $752,418)			$764,369
________________________________________________________________________________________________________
Common Stocks — 0.0%(8)
Security	Shares		Value
________________________________________________________________________________________________________
Broadcasting — 0.0%(8)
________________________________________________________________________________________________________
iHeartMedia, Inc., Class A (9)(10)	319		$5,640
________________________________________________________________________________________________________
			$5,640
________________________________________________________________________________________________________
Diversified Media — 0.0%(8)
________________________________________________________________________________________________________
Clear Channel Outdoor Holdings, Inc.(9)(10)	1,520		$4,149
________________________________________________________________________________________________________
			$4,149
________________________________________________________________________________________________________
Total Common Stocks (identified cost $9,338)			$9,789
________________________________________________________________________________________________________
Warrants — 0.1%
Security		Shares	Value
________________________________________________________________________________________________________
Broadcasting — 0.1%
________________________________________________________________________________________________________
iHeartMedia, Inc., Exp. 5/1/39(9)(10)		1,617	$28,589
________________________________________________________________________________________________________
Total Warrants (identified cost $26,804)			$28,589
________________________________________________________________________________________________________
Short-Term Investments — 2.7%
Description	Units		Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(12)	1,577,580		$1,577,737
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $1,577,622)			$1,577,737
________________________________________________________________________________________________________
Total Investments — 101.5% (identified cost $58,933,412)			$59,467,130
________________________________________________________________________________________________________
Less Unfunded Loan Commitments — (0.0)%(8)			$(5,811)
________________________________________________________________________________________________________
Net Investments — 101.5% (identified cost $58,927,601)			$59,461,319
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (1.5)%			$(852,061)
________________________________________________________________________________________________________
Net Assets — 100.0%			$58,609,258
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*		In U.S. dollars unless otherwise indicated.
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $21,854,340 or 37.3% of the Portfolio's net assets.

(2)		Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(3)		When-issued security.
(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $3,192,003 or 5.4% of the Portfolio's net assets.

(5)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate.

(6)		This Senior Loan will settle after January 31, 2020, at which time the interest rate will be determined.
(7)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2020, the total value of unfunded loan commitments is $6,101.

(8)		Amount is less than 0.05% or (0.05)%, as applicable.
(9)		Non-income producing security.
(10)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(11)		Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2020.
(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Short Duration High Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
USD	532,123	EUR	479,738	Bank of America, N.A.	4/30/20	$—	$(2,732)
USD	1,430,550	EUR	1,292,000	Bank of America, N.A.	4/30/20	—	(9,888)
USD	536,572	EUR	484,602	Citibank, N.A.	4/30/20	—	(3,707)
USD	724,123	EUR	654,000	Goldman Sachs International	4/30/20	—	(5,016)
USD	724,123	EUR	654,000	Goldman Sachs International	4/30/20	—	(5,016)
___________________________________________________________________________________________________________
						$—	$(26,359)
___________________________________________________________________________________________________________
Abbreviations:
LIBOR	-				London Interbank Offered Rate
PIK	-				Payment In Kind
Currency Abbreviations:
EUR	-				Euro
USD	-				United States Dollar

Short Duration High Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

At January 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

 At January 31, 2020, the value of the Portfolio’s investment in affiliated funds was $1,577,737, which represents 2.7% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$996,088	$9,369,633	$(8,788,308)	$209	$115	$1,577,737	$13,173	1,577,580

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Corporate Bonds & Notes	$—	$48,430,179	$—	$48,430,179
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	8,114,369	—	8,114,369
Convertible Bonds	—	536,287	—	536,287
Commercial Mortgage-Backed Securities	—	764,369	—	764,369
Common Stocks	9,789	—	—	9,789
Warrants	28,589	—	—	28,589
Short-Term Investments	—	1,577,737	—	1,577,737
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Total Investments	$38,378	$59,422,941	$—	$59,461,319
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Liability Description
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$(26,359)	$—	$(26,359)
________________________________________________________________________________________________________
Total	$—	$(26,359)	$—	$(26,359)
________________________________________________________________________________________________________

Short Duration High Income Portfolio

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2020 is not presented.

For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.